INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	■ Inventories

	Gold		Copper
	As at December 31, 2024	As at December 31, 2023	As at December 31, 2024	As at December 31, 2023
Raw materials
Ore in stockpiles	$2,847	$2,780	$205	$176
Ore on leach pads	470	575	—	—
Mine operating supplies	707	668	52	43
Work in process	136	148	—	—
Finished products	258	119	50	11
	$4,418	$4,290	$307	$230
Non-current ore in stockpiles and on leach pads[2]	(2,616)	(2,616)	(167)	(122)
	$1,802	$1,674	$140	$108
1On January 2, 2025, an interim attachment order was issued by the Senior Investigating Judges of the Pôle National Économique et Financier (“Pôle Économique”) against the existing gold stock on the site of the Loulo-Gounkoto mining complex, which was executed on January 11, 2025 when the gold was removed from the site to a custodial bank. This gold doré has a carrying value of $92 million and is included in finished products. Refer to note 35 for further details.
[2]Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2024	2023
Cortez	$28	$53
Carlin	17	11
Long Canyon	2	1
Phoenix	1	1
Tongon	—	2
Inventory impairment charges	$48	$68

Ore in Stockpiles	As at December 31, 2024	As at December 31, 2023
Gold
Carlin	$1,045	$1,073
Pueblo Viejo	811	785
Turquoise Ridge	297	330
Cortez	206	123
North Mara	182	137
Loulo-Gounkoto	126	153
Phoenix	114	87
Veladero	48	50
Tongon	17	41
Bulyanhulu	1	1
Copper
Lumwana	205	176
	$3,052	$2,956

Ore on Leach pads	As at December 31, 2024	As at December 31, 2023
Gold
Veladero	$190	$193
Carlin	148	191
Cortez	95	130
Turquoise Ridge	34	35
Long Canyon	3	17
Phoenix	—	9
	$470	$575
Purchase Commitments
At December 31, 2024, we had purchase obligations for supplies and consumables of approximately $1,621 million (2023: $1,827 million).